Financial Instruments - Summary of Cash Flows Hedge Exposures (Detail) - Foreign exchange currency risk [member] - Purchase of stock [member] - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedged items [line items]
Cash flow hedge reserve	$ 1
Cash flow hedge costs	$ 22	$ 11